Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statements of Comprehensive Income
Selling and marketing expenses	¥ (177,285)	¥ (241,612)	¥ (369,948)
General and administrative expenses	(305,110)	(375,128)	(710,165)
Net impairment losses on financial and contract assets	(31,255)	(40,544)	(23,023)
Other income, gains or loss-net	(83,482)	69,183	71,362
Operating loss	(303,533)	(217,285)	(849,081)
Finance (costs)/income - net	67,484	29,580	14,709
Finance (costs)/income - net	(13,289)	(20,086)	(36,819)
Share of losses of joint venture		(2,550)	(439)
Loss before income tax	(249,338)	(210,341)	(857,337)
Income tax expenses	(455,368)	(9,762)	62,147
Loss for the year	(459,677)	(362,715)	(872,274)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	29,111	26,216	426,145
- Changes in the fair value of debt instruments measured at fair value through other comprehensive income	6,056	500	5,324
Fair value changes on financial assets measured at fair value through other comprehensive income	2,852	500	5,324
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(3,204)
Other comprehensive income	50,200	26,716	431,469
Total comprehensive loss	(409,477)	(335,999)	(440,805)
Parent company
Condensed Statements of Comprehensive Income
Selling and marketing expenses	(92)	(90)	(387)
General and administrative expenses	(23,419)	(32,965)	(104,653)
Net impairment losses on financial and contract assets	(555,517)	(281,288)	(465,457)
Other income, gains or loss-net		(457)	2,555
Operating loss	(579,028)	(314,800)	(567,942)
Finance (costs)/income - net	412
Finance (costs)/income - net		196	(573)
Gain on disposal of subsidiaries	260,137
Share of losses of subsidiaries and VIEs	(141,198)	(48,111)	(303,759)
Loss before income tax	(459,677)	(362,715)	(872,274)
Loss for the year	(459,677)	(362,715)	(872,274)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	27,655	3,880	69,454
- Changes in the fair value of debt instruments measured at fair value through other comprehensive income	(5,887)	500	5,324
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation differences	31,636	22,336	356,691
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(3,204)
Other comprehensive income	50,200	26,716	431,469
Total comprehensive loss	¥ (409,477)	¥ (335,999)	¥ (440,805)